Submission	Aug. 08, 2026
Submission [Line Items]
Central Index Key	0001899123
Registrant Name	BITDEER TECHNOLOGIES GROUP
Registration File Number	333-298172
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A